Financial instruments (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 5,273,252	₨ 15,295,995
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	1,194,786	4,304,700
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 4,078,466	₨ 10,991,295